            As filed with the U.S. Securities and Exchange Commission
                               on January 29, 1999


                        Securities Act File No. 033-63653
                    Investment Company Act File No. 811-07375

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [x]

                         Pre-Effective Amendment No.                   [ ]


                       Post-Effective Amendment No. 5                  [x]


                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]


                               Amendment No. 6                         [x]


                        (Check appropriate box or boxes)

                 Warburg, Pincus Small Company Value Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

    466 Lexington Avenue
     New York, New York                               10017-3147
(Address of Principal Executive Offices)              (Zip Code)

Registrant's Telephone Number, including Area Code:  (212) 878-0600


                                Janna Manes, Esq.
                 Warburg, Pincus Small Company Value Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3147
                     (Name and Address of Agent for Service)


                                    Copy to:

                             Rose F. DiMartino, Esq.
                            Willkie Farr & Gallagher
                               787 Seventh Avenue
                          New York, New York 10019-6099

Approximate Date of Proposed Public Offering: February 16, 1999


It is proposed that this filing will become effective (check appropriate box):


[ ]      immediately upon filing pursuant to paragraph (b)

[ ]      on (date) pursuant to paragraph (b)


[ ]      60 days after filing pursuant to paragraph (a)(1)



[x]      on February 16, 1999 pursuant to paragraph (a)(1)


[ ]      75 days after filing pursuant to paragraph (a)(2)

[ ]      on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:


         [x] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



                     --------------------------------------

         The Prospectuses and Statement of Additional Information are incorporated by reference to Post-Effective Amendment No. 4 filed on December 3, 1998.

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits

Exhibit No.                Description of Exhibit
-----------                ----------------------
         a(1)              Articles of Incorporation.(1)

          (2)              Articles Supplementary.(2)

          (3)              Articles of Amendment.(2)

         b(1)              By-Laws.(1)

          (2)              Amendment to By-Laws.(3)

          (3)              Amendment to By-Laws.(4)

         c                 Forms of Share Certificates.(5)

         d                 Form of Investment Advisory Agreement.(6)

         e                 Form of Distribution Agreement.(2)

         f                 Not applicable.



-------------------

1 Incorporated by reference to Registrant's Registration Statement on Form N-1A, filed on October 25, 1995.

2 Incorporated by reference to the corresponding exhibit in Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, filed on February 20, 1997.

3 Incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed on July 2, 1996.

4 Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit to Post-Effective Amendment No. 8 to Registration Statement on Form N-1A of Warburg, Pincus Global Fixed Income Fund, Inc. filed on February 17, 1998 (Securities Act File No.
         33-36066; Investment Company Act File No. 811-06143).

5 Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A of Warburg, Pincus Post-Venture Capital Fund, Inc., filed on September 22, 1995 (Securities Act File No. 33-61225).

6 Incorporated by reference to the corresponding exhibit in Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed on December 27, 1996.


         g(1)              Form of Custodian Agreement with State Street Bank &
                           Trust Company.(7)

          (2)              Form of Custodian Agreement with PNC Bank, National
                           Association.(8)

         h(1)              Form of Transfer Agency Agreement.(5)

          (2)              Forms of Co-Administration Agreements.(5)

          (3)              Forms of Services Agreements.(7)

         i                 Opinion and Consent of Willkie Farr & Gallagher,
                           Counsel to the Fund.(9)

         j                 Consent of PricewaterhouseCoopers LLP, Independent
                           Accountants.(9)

         k                 Not applicable.

         l                 Form of Purchase Agreement.(5)

         m(1)              Form of Shareholder Servicing and Distribution
                           Plan.(7)

          (2)              Form of Distribution Plan.(7)

         n                 Financial Data Schedule relating to Common Shares.(9)


         o                 Form of Rule 18f-3 Plan.(10)


-------------------
7 Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit to the Registration Statement on Form N-14 of the Warburg, Pincus Major Foreign Markets Fund, Inc. (formerly known as Warburg, Pincus Managed EAFE(R) Countries Fund, Inc.) filed on November 5, 1997 (Securities Act File No. 333-39611).

8 Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Warburg, Pincus Trust filed on June 14, 1995 (Securities Act File No. 33-58125).

9        To be filed by amendment.

10 Incorporated by reference; material provisions of this exhibit substantially similar to hose of the corresponding exhibit in Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of Warburg, Pincus New York Intermediate Municipal Fund filed on December 15, 1998.

Item 24. Persons Controlled by or Under Common Control with Registrant

From time to time, Warburg Pincus Asset Management, Inc. ("Warburg"), Registrant's investment adviser, may be deemed to control Registrant and other registered investment companies it advises through its beneficial ownership of more than 25% of the relevant fund's shares on behalf of discretionary advisory clients. Warburg has seven wholly-owned subsidiaries: Counsellors Securities Inc., a New York corporation; Counsellors Funds Service, Inc., a Delaware corporation; Counsellors Agency Inc., a New York corporation; Warburg, Pincus Investments International (Bermuda), Ltd., a Bermuda corporation; Warburg, Pincus Asset Management International, Inc., a Delaware corporation; Warburg Pincus Asset Management (Japan), Inc., a Japanese corporation and Warburg Pincus Asset Management (Dublin) Limited, an Irish corporation.

Item 25. Indemnification

                  Registrant and officers and directors of Warburg, Counsellors Securities Inc. ("Counsellors Securities") and Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. Discussion of this coverage is incorporated by reference to Item 27 of Part C of Registrant's Registration Statement on Form N-1A, filed on October 25, 1995.

Item 26. Business and Other Connections of
         Investment Adviser

                  Warburg, a wholly-owned subsidiary of Warburg, Pincus Asset Management Holdings, Inc., acts as investment adviser to Registrant. Warburg renders investment advice to a wide variety of individual and institutional clients. The list required by this Item 26 of officers and directors of Warburg, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Warburg (SEC File No. 801-07321).

Item 27. Principal Underwriter

                  (a) Counsellors Securities will act as distributor for Registrant, as well as for Warburg Pincus Balanced Fund; Warburg Pincus Capital Appreciation Fund; Warburg Pincus Cash Reserve Fund; Warburg Pincus Central & Eastern Europe Fund; Warburg Pincus Emerging Growth Fund; Warburg Pincus Emerging Markets Fund; Warburg Pincus Emerging Markets II Fund; Warburg Pincus European Equity Fund; Warburg Pincus Fixed Income Fund; Warburg Pincus Global Fixed Income Fund; Warburg Pincus Global Post-Venture Capital Fund; Warburg Pincus Global Telecommunications Fund; Warburg Pincus Growth & Income Fund; Warburg Pincus Health

Sciences Fund; Warburg Pincus High Yield Fund; Warburg Pincus Institutional Fund; Warburg Pincus Intermediate Maturity Government Fund; Warburg Pincus International Equity Fund; Warburg Pincus International Growth Fund; Warburg Pincus International Small Company Fund; Warburg Pincus Japan Growth Fund; Warburg Pincus Japan Small Company Fund; Warburg Pincus Long-Short Equity Fund; Warburg Pincus Long-Short Market Neutral Fund; Warburg Pincus Major Foreign Markets Fund; Warburg Pincus Municipal Bond Fund; Warburg Pincus New York Intermediate Municipal Fund; Warburg Pincus New York Tax Exempt Fund; Warburg Pincus Post-Venture Capital Fund; Warburg Pincus Select Economic Value Equity Fund; Warburg Pincus Small Company Growth Fund; Warburg Pincus Strategic Global Fixed Income Fund; Warburg Pincus Strategic Value Fund; Warburg Pincus Trust; Warburg Pincus Trust II; Warburg Pincus U.S. Core Equity Fund; Warburg Pincus U.S. Core Fixed Income Fund; Warburg Pincus WorldPerks Money Market Fund and Warburg Pincus WorldPerks Tax Free Money Market Fund;.

                  (b) For information relating to each director and officer of Counsellors Securities, reference is made to Form BD (SEC File No. 15-654) filed by Counsellors Securities under the Securities Exchange Act of 1934.

                  (c) None.

Item 28. Location of Accounts and Records

                  (1)      Warburg, Pincus Small Company Value Fund, Inc.
                           466 Lexington Avenue
                           New York, New York  10017-3147
                           (Registrant's Articles of Incorporation, By-Laws and minute books)

                  (2)      Warburg Pincus Asset Management, Inc.
                           466 Lexington Avenue
                           New York, New York 10017-3147
                           (records relating to its functions as investment adviser)

                  (3)      Counsellors Funds Service, Inc.
                           466 Lexington Avenue
                           New York, New York  10017-3147
                           (records relating to its functions as
                           co-administrator)

                  (4)      PFPC Inc.
                           400 Bellevue Parkway
                           Wilmington, Delaware  19809
                           (records relating to its functions as
                           co-administrator)

                  (5)      PNC Bank, National Association
                           Broad and Chestnut Streets
                           Philadelphia, Pennsylvania  19101
                           (records relating to its functions as custodian)

                  (6)      Counsellors Securities Inc.
                           466 Lexington Avenue
                           New York, New York 10017-3147
                           (records relating to its functions as distributor)

                  (7)      State Street Bank and Trust Company
                           225 Franklin Street
                           Boston, Massachusetts 02110
                           (records relating to its functions as custodian, shareholder servicing agent, transfer agent and dividend disbursing agent)

                  (8)      Boston Financial Data Services, Inc.
                           2 Heritage Drive
                           North Quincy, Massachusetts 02171
                           (records relating to its functions transfer agent and dividend disbursing agent)

Item 29. Management Services

                  Not applicable.

Item 30. Undertakings


                  Not applicable.

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 29th day of January, 1999.


                                WARBURG, PINCUS SMALL COMPANY VALUE FUND, INC.

                                By:/s/ Eugene L. Podsiadlo
                                   --------------------------------------------
                                    Eugene L. Podsiadlo
                                    President

                  Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


Signature                                            Title                                   Date
---------                                            -----                                   ----
/s/ John L. Furth                                    Chairman of the                        January 29, 1999
----------------------------                         Board of Directors
    John L. Furth

/s/ Eugene L. Podsiadlo                              President                              January 29, 1999
-----------------------------
    Eugene L. Podsiadlo

/s/ Howard Conroy                                    Vice President and                     January 29, 1999
----------------------------                         Chief Financial
    Howard Conroy                                    Officer

/s/ Daniel S. Madden                                 Treasurer and Chief                    January 29, 1999
----------------------------                         Accounting Officer
    Daniel S. Madden

/s/ Richard N. Cooper                                Director                               January 29, 1999
----------------------------
    Richard N. Cooper

/s/ Jack W. Fritz                                    Director                               January 29, 1999
----------------------------
    Jack W. Fritz

/s/ Jeffrey E. Garten                                Director                               January 29, 1999
----------------------------
    Jeffrey E. Garten

/s/ Thomas A. Melfe                                  Director                               January 29, 1999
----------------------------
    Thomas A. Melfe

/s/ Arnold M. Reichman                               Director                               January 29, 1999
---------------------------
    Arnold M. Reichman

/s/ Alexander B. Trowbridge                          Director                               January 29, 1999
----------------------------
    Alexander B. Trowbridge